Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Source
Revenue is disaggregated by source of revenue as follows (in thousands):

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from July 1, 2019 through August 31,	Three Months Ended September 30,
	2019	2019	2018
Alarm monitoring revenue	$33,594	$78,608	125,004
Product and installation revenue	2,224	4,993	11,360
Other revenue	471	988	792
Total Net revenue	$36,289	$84,589	137,156

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from January 1, 2019 through August 31,	Nine Months Ended September 30,
	2019	2019	2018
Alarm monitoring revenue	$33,594	$319,172	374,689
Product and installation revenue	2,224	19,111	28,984
Other revenue	471	4,003	2,249
Total Net revenue	$36,289	$342,286	405,922

Revenue is disaggregated by source of revenue as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Alarm monitoring revenue	$498,236	537,399	552,590
Product and installation revenue	38,455	12,308	13,264
Other revenue	3,667	3,748	4,518
Total Net revenue	$540,358	553,455	570,372

Schedule of Receivables, Contract Assets and Contract Liabilities from Contracts with Customers
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Trade receivables, net	$12,105	13,121
Contract assets, net - current portion (a)	10,952	13,452
Contract assets, net - long-term portion (b)	12,600	16,154
Deferred revenue	13,309	13,060

(a)        Amount is included in Prepaid and other current assets in the unaudited condensed consolidated balance sheets.
(b)        Amount is included in Other assets in the unaudited condensed consolidated balance sheets.

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	December 31, 2018	At adoption
Trade receivables, net	$13,121	12,645
Contract assets, net - current portion (a)	13,452	14,197
Contract assets, net - long-term portion (b)	16,154	10,377
Deferred revenue	13,060	12,892

(a)        Amount is included in Prepaid and other current assets in the consolidated balance sheets.
(b)        Amount is included in Other assets in the consolidated balance sheets.